Consolidated Statements of Financial Condition (Unaudited) (Q3) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Allowance for loan losses	$ 3,215	$ 3,215	$ 3,182	$ 2,818	$ 2,771	$ 2,929	$ 4,069
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000			1,000,000
Preferred stock, shares issued (in shares)	0		0			0
Preferred stock, shares outstanding (in shares)	0		0			0
Treasury stock, shares (in shares)	2,617,826		2,617,826			2,617,826
Common Stock Voting [Member]
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized (in shares)	50,000,000		50,000,000			50,000,000
Common stock, shares issued (in shares)	21,899,584		21,729,249			21,280,228
Common stock, shares outstanding (in shares)	19,281,758		19,111,423			18,662,402
Common Stock Non-Voting [Member]
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized (in shares)	25,000,000		25,000,000			25,000,000
Common stock, shares issued (in shares)	8,756,396		8,756,396			8,756,396
Common stock, shares outstanding (in shares)	8,756,396		8,756,396			8,756,396